Document and Entity Information Document	Feb. 20, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000746598
Title of 12(b) Security	Class A Nonvoting Common Stock, par value $0.01 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	414
Entity Address, Address Line One	6555 West Good Hope Road
Entity Incorporation, State or Country Code	WI
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	BRADY CORP
Entity File Number	1-14959
Entity Tax Identification Number	39-0971239
Entity Address, City or Town	Milwaukee,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
Local Phone Number	358-6600
Trading Symbol	BRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false